CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash		$ 74,938	¥ 485,440	¥ 478,682
Restricted cash, current portion		85,683	555,035	¥ 392,328
Short-term investment		9,262	60,000
Accounts receivable (net of allowance of RMB2,281and RMB1,781 (US$275) as of December 31, 2014 and 2015, respectively)		33,693	218,254	¥ 265,010
Inventories		602	3,897	2,986
Prepayments and other current assets (net of reserve of RMB1,522 and RMB4,798(US$741) and including amount due from related party amounting to nil and RMB3,321 (US$513) as of December 31, 2014 and 2015, respectively)		12,196	79,004	177,267
Net investment in direct financing leases, current portion (including amount due from related party amounting to RMB31,820 and nil as of December 31, 2014 and 2015, respectively)		15,590	100,988	143,853
Deferred tax assets, current portion	[1]	378	2,447	3,556
Total current assets		$ 232,342	¥ 1,505,065	1,463,682
Non-current assets:
Restricted cash, non-current portion				109,840
Prepaid land lease payments		$ 66,346	¥ 429,779	51,529
Property, plant and equipment, net		141,841	918,815	749,683
Intangible assets, net		6,708	43,453	61,243
Deposits for non-current assets (net of reserve of RMB26,552and RMB26,552(US$4,099)as of December 31, 2014 and 2015, respectively)		38,757	251,058	101,166
Net investment in direct financing leases, non-current portion (including amount due from related party amounting to nil and RMB28,362 (US$4,378) as of December 31, 2014 and 2015, respectively)		16,814	108,917	130,934
Deferred tax assets, non-current portion	[2]	4,487	29,069	17,183
Equity method investments		35,657	230,981	¥ 221,180
Cost method investments		3,421	22,160
Other non-current assets		9,591	62,125	¥ 52,892
Total non-current assets		323,622	2,096,357	1,495,650
Total assets		555,964	3,601,422	2,959,332
Current liabilities:
Short-term bank borrowings		87,374	565,994	322,128
Long-term bank and other borrowings, current portion		54,152	350,786	246,233
Accounts payable		125	808	1,064
Accrual for purchases of property, plant and equipment		753	4,881	11,784
Accrued expenses and other liabilities (including interest payable to related party of nil and RMB4,508 (US$696) as of December 31, 2014 and 2015, respectively)		35,404	229,340	130,193
Income tax payable		10,383	67,258	56,151
Deferred revenue, current portion		235	1,522	¥ 1,038
Dividend payable		44,484	288,157
Deferred tax liabilities, current portion	[1]	347	2,249	¥ 1,228
Total current liabilities		233,257	1,510,995	769,819
Non-current liabilities:
Long-term bank and other borrowings, non-current portion (including loan from related party of nil and RMB161,945 (US$25,000) as of December 31, 2014 and 2015, respectively)		42,174	273,196	335,479
Deferred tax liabilities, non-current portion	[2]	7,489	48,513	¥ 50,227
Long-term secured borrowings		51,235	331,888
Other long-term liabilities		470	3,042	¥ 3,749
Total non-current liabilities		101,368	656,639	389,455
Total liabilities		$ 334,625	¥ 2,167,634	¥ 1,159,274
Commitments and contingencies
Shareholders' equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares-500,000,000; issued shares-142,353,532 as of December 31, 2014 and 2015; outstanding shares-134,836,300 and 132,994,201 as of December 31, 2014 and 2015, respectively)		$ 16	¥ 105	¥ 105
Treasury stock (7,517,232 shares and 9,359,331 shares as of December 31, 2014 and 2015, respectively)		(1)	(6)	(5)
Additional paid-in capital		273,910	1,774,330	2,074,125
Accumulated other comprehensive loss		(7,190)	(46,574)	(18,651)
Accumulated deficit		(51,920)	(336,329)	(258,025)
Total Concord Medical Services Holdings Limited shareholders' equity		214,815	1,391,526	1,797,549
Noncontrolling interests		6,524	42,262	2,509
Total shareholders' equity		221,339	1,433,788	1,800,058
Total liabilities and shareholders' equity		$ 555,964	¥ 3,601,422	¥ 2,959,332

[1]	As at December 31, 2014 and 2015, deferred tax assets, current portion of approximately RMB1,829 and RMB1,053 (US$163) have been offset against deferred tax liabilities, current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.
[2]	As at December 31, 2014 and 2015, deferred tax assets, non-current portion of approximately RMB15,030 and RMB15,811(US$2,441) have been offset against deferred tax liabilities, non-current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.